Impairment Expense - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense	$ 14,184	$ 81,098	$ 139,812	$ 117,842	$ 7,023	$ 132,576	$ 1	$ 16	$ 25	$ 345,775	$ 132,618	$ 32,072
Illinois Basin
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense											$ 103,900	$ 29,300
Production from oil and gas properties											100.00%
Appalachian Basin
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense					3,000					205,400	$ 3,600
Undeveloped properties, cost	257,700
Appalachian Basin | Regulatory And Environmental Climate [Member]
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense											5,900
Rw Gathering Llc
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense										17,500
Proved Properties
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense										271,300	113,400
Proved Properties | Illinois Basin
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense	3,500									47,700
Proved Properties | Appalachian Basin
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense											9,500
Proved Properties | Pennsylvania Impact Fee
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense					$ 4,000
Unproved Property Impairments
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense										74,500
Unproved Property Impairments | Illinois Basin
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense										14,800	8,500
Unproved Property Impairments | Appalachian Basin
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense	$ 10,700									59,700	18,900
Unproved Property Impairments | Marcellus And Utica Shale [Member]
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense										$ 263,000
Unproved Property Impairments | Lease Agreements [Member] | Appalachian Basin
Amortization Expense Per Equivalent Unit Of Production Or Per Dollar Of Gross Revenue [Line Items]
Impairment Expense											$ 10,400